Financial Risk Management - Summary of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	R$ (1,597,067)	R$ (890,209)
Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,663,203)	(1,288,076)
Carrying amount except for the retirement plans liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,222,254)	(804,656)
Trade Payables | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(11,527)	(1,869)
Trade Payables | Carrying amount except for the retirement plans liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(11,527)	(1,869)
Labor and Social Security Obligations | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(191,063)	(106,863)
Labor and Social Security Obligations | Carrying amount except for the retirement plans liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(191,063)	(106,863)
Lease liabilities | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(134,025)	(93,184)
Lease liabilities | Carrying amount except for the retirement plans liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(119,455)	(72,812)
Accounts Payable | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(38,667)	(6,020)
Accounts Payable | Carrying amount except for the retirement plans liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(38,667)	(6,020)
Loan And Obligation | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,287,921)	(1,080,140)
Loan And Obligation | Carrying amount except for the retirement plans liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(861,542)	(617,092)
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(337,871)	(248,165)
Less than 1 year | Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(11,527)	(1,869)
Less than 1 year | Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(182,071)	(101,505)
Less than 1 year | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(33,303)	(24,381)
Less than 1 year | Accounts Payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(38,667)	(6,020)
Less than 1 year | Loan And Obligation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(72,303)	(114,390)
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(197,044)	(217,422)
Between 1 and 3 years | Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(6,372)	(2,458)
Between 1 and 3 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(40,669)	(32,786)
Between 1 and 3 years | Accounts Payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		0
Between 1 and 3 years | Loan And Obligation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(150,003)	(182,178)
Over 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,128,289)	(822,489)
Over 3 years | Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(2,620)	(2,900)
Over 3 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(60,054)	(36,017)
Over 3 years | Loan And Obligation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	R$ (1,065,615)	R$ (783,572)